Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 20,533,000	$ 13,344,000	$ 17,085,386	$ 2,334,717
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Bargain purchase gain		(1,172,000)	(1,172,058)
Depreciation and amortization expense	1,379,000	456,000	403,903	193,295
Amortization, intangible assets			346,074	164,145
Amortization of mortgage servicing rights		2,584,000	3,679,545	959,886
Impairment of mortgage servicing rights		5,522,000	11,698,022	1,765
Gain on mortgage loans held for sale	(63,791,000)	(47,709,000)	(73,336,538)	(16,735,380)
Provision for reserve for mortgage repurchases and indemnifications	1,379,000	826,000	1,916,805
Proceeds from sale and principal payments of mortgage loans held for sale	6,026,889,000	1,903,842,000	3,325,948,888	1,068,263,734
Originations and purchases of mortgage loans held for sale	(6,325,203,000)	(2,050,307,000)	(3,449,407,328)	(1,050,433,712)
Loss on disposal of property and equipment	25,000		11,414	85,541
Amortization of debt discount	1,522,000
Foregiveness of note receivable from stockholder	214,000
Changes in mortgage servicing rights valuation	(11,649,000)
Stock compensation expense	1,742,000	7,000	13,155
Deferred income tax expense	12,487,000	8,211,000	10,724,261	1,703,985
Change in contingent earn-out liability	8,000
Repurchases and indemnifications of previously sold loans	(322,000)
Changes in operating assets and liabilities:
Restricted cash	(16,687,000)	(8,625,000)	(3,445,378)	750,000
Accounts receivable			(710,386)	(181,545)
Servicing advances	(1,014,000)	(203,000)	(590,649)	(20,966)
Derivative assets			(8,641,451)
Other assets	(5,959,000)	(111,000)
Prepaid expenses			(326,969)	(106,479)
Accounts payable and accrued expenses	4,491,000	7,178,000
Deposits			157,707	(226,701)
Accounts payable			7,962,076	624,714
Accrued compensation and benefits			4,346,795	129,922
Accrued other expenses			1,359,265	1,700,655
Derivative liabilities			740,976
Liability for mortgage repurchases and indemnification
Due to related parties	(39,000)	181,000	146,116
Net cash (used in) provided by operating activities	(353,995,000)	(165,976,000)	(151,090,369)	9,207,576
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of furniture, fixtures, equipment and leasehold improvements	(4,967,000)	(1,117,000)	(2,578,394)	(1,025,625)
Acquisition of capitalized software			(305,903)	(200,325)
Purchase of assets in a business combination		(512,000)
Acquisition of intangible assets			(443,088)
Advances (repayments) notes receivable, stockholders	8,000	(19,000)	67,500	(62,500)
Net cash used in investing activities	(4,959,000)	(1,648,000)	(3,259,885)	(1,288,450)
CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings under mortgage funding arrangements and operating lines of credit	13,932,187,000		145,082,788	6,054,934
Repayments of borrowings under mortgage funding arrangements and operating lines of credit	(13,668,292,000)		(3,064,599)	(16,044,254)
Borrowings, subordinate debt				750,000
Net proceeds from borrowings under mortgage funding arrangements and operating lines of credit		148,850,000
Proceeds from borrowing from stockholder	10,000,000
Repayment of borrowing from stockholder	(4,345,000)
Repayment of borrowing of subordinated debt		(750,000)	(750,000)
Payments of capital lease obligations	(14,000)			(7,979)
Issuance of common stock	101,645,000	1,000,000	1,000,000	500,004
Issuance of preferred stock		24,000,000	31,999,990	909,232
Underwriting costs, preferred stock issuance			(1,826,514)
Payment for redemption of preferred stock		(1,500,000)	(1,500,000)
Purchase of treasury stock		(910,000)	(1,820,000)
Payment of equity issuance costs	(2,692,000)	(1,638,000)
Preferred stock dividends	(27,000)	(99,000)	(118,534)	(257,371)
Net cash provided by (used in) financing activities	368,462,000	168,953,000	169,003,131	(8,095,434)
Change in cash and cash equivalents	9,508,000	1,329,000	14,652,877	(176,308)
Cash and cash equivalents at beginning of period	15,055,645	402,768	402,768	579,076
Cash and cash equivalents at end of period	24,564,000	1,732,000	15,055,645	402,768
SUPPLEMENTAL INFORMATION
Cash paid for interest	9,368,000	3,612,000	6,203,104	2,249,556
Cash paid for taxes